GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2016	18,099,186	(2,974,756)	15,124,430
(+/-) Foreign exchange effect	(2,645,368)	63,516	(2,581,852)
(-) Impairment	—	(2,678,582)	(2,678,582)
(-) Effect of selling of subsidiary	(393,980)	—	(393,980)
Balance as of December 31, 2016	15,059,838	(5,589,822)	9,470,016
(+/-) Foreign exchange effect	242,510	(169,979)	72,531
(-) Impairment	—	(849,438)	(849,438)
(-) Transfer to assets held for sale	(801,967)	—	(801,967)
Balance as of December 31, 2017	14,500,381	(6,609,239)	7,891,142
(+/-) Foreign exchange effect	2,283,577	(1,062,329)	1,221,248
Balance as of December 31, 2018	16,783,958	(7,671,568)	9,112,390

The amounts of goodwill by segment are as follows:

	2018	2017	2016
Brazil	373,135	373,135	380,644
Special Steel	2,854,888	2,487,364	2,508,056
North America	5,884,367	5,030,643	6,581,316
	9,112,390	7,891,142	9,470,016